Equity - Treasury Share Instruments (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Acquisition price (EUR per share)	€ 3.97	€ 3.87	€ 4.00
Trading price (EUR per share)	€ 3.94	€ 3.53	€ 3.39
Market value	€ 106	€ 393	€ 288
Proportion of total shares classified as treasury shares (as a percent)	0.474%	1.932%	1.476%
Treasury Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)	26,874,751	111,099,480	85,217,621
Treasury Shares Activity [Roll Forward]
Treasury shares, beginning balance	111,099,480	85,217,621	139,329,370
Acquisitions (shares)	36,525,204	60,070,274	90,403,530
Scrip dividend (shares)			563,415
Employee share option plan (shares)	(19,909,898)	(8,845,558)	(5,391,956)
Capital reduction (shares)	(80,296,591)	(24,779,409)	(139,275,057)
Sales (in shares)	(20,543,444)	(563,448)	(411,681)
Treasury shares, ending balance	26,874,751	111,099,480	85,217,621